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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21078

Registrant Name: PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2006

Date of Reporting Period: February 28, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—80.5%
	Buffalo Municipal Water Finance Auth., Water System Rev.,
	Ser. B (FSA) (Pre-refunded @ $100, 7/1/12) (a)
$250	5.00%, 7/1/27	Aaa/AAA	$269,490
1,000	5.125%, 7/1/32	Aaa/AAA	1,084,970
10,000	Erie Cnty. Tobacco Asset Securitization Corp. Rev.,
	6.50%, 7/15/32, (Pre-refunded @ $101, 7/15/10) (a)	Ba1/AAA	11,281,800
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	1,939,947
10,000	5.25%, 11/15/31, Ser. E	A2/A	10,613,000
7,000	Metropolitan Transportation Auth. Service Contract Rev.,
	5.35%, 7/1/31, Ser. B	A2/AAA	7,486,990
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	A1/A+	4,131,000
	New York City Health & Hospital Corp. Rev., Ser. A,
1,100	5.375%, 2/15/26	A2/BBB+	1,145,650
2,000	5.45%, 2/15/26	A2/BBB+	2,100,300
1,000	New York City Industrial Dev. Agcy. Rev.,
	Eger Harbor, 4.95%, 11/20/32 (GNMA)	NR/AA+	1,021,220
1,500	Staten Island Univ. Hospital, 5.00%, 7/1/27	Aa2/NR	1,586,745
1,235	United Jewish Appeal Fed., 6.45%, 7/1/32	B2/NR	1,269,815
3,055	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
	4.75%, 6/15/25, Ser. D (MBIA-IBC)	Aaa/AAA	3,105,835
10,000	New York City Transitional Finance Auth. Rev., 5.00%, 11/1/27, Ser. B	Aa1/AAA	10,507,500
3,600	Port Auth. New York & New Jersey Rev., 5.00%, 4/15/32, Ser. 125 (FSA)	Aaa/AAA	3,799,656
7,500	State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
	5.00%, 7/1/32, (Pre-refunded @ $100, 7/1/12) (a)	A1/AA-	8,084,700
	State Dormitory Auth. Rev.,
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	2,654,652
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,095,940
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	5,227,496
1,400	Long Island Univ., 5.25%, 9/1/28 (Radian)	Baa3/AA	1,472,926
1,500	Memorial Sloan-Kettering Center, 5.00%, 7/1/34, Ser. 1	Aa2/AA	1,551,015
8,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	9,164,794
5,000	Saint Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	5,205,500
8,600	State Personal Income Tax, 5.00%, 3/15/32,
	(Pre-refunded @ $100, 3/15/13) (a)	A1/AAA	9,303,308
1,250	Student Housing Corp., 5.125%, 7/1/34 (FGIC)	Aaa/AAA	1,338,638
4,270	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	4,467,530
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,141,820
2,000	State Environmental Facs. Corp., State Clean Water & Drinking Rev.,
	5.125%, 6/15/31	Aaa/AAA	2,121,520
6,100	State Urban Dev. Corp. Personal Income Tax Rev., 5.00%, 3/15/33, Ser.
	C-1 (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	6,618,500
2,300	State Urban Dev. Corp. Rev., 5.00%, 3/15/35, Ser. B	NR/AAA	2,414,172
	Tobacco Settlement Asset Backed, Inc. Rev., Ser. 1,
25,000	5.00%, 6/1/34	Baa/BBB	24,552,500
25,000	5.75%, 7/15/32, (Pre-refunded @ $100, 7/15/12) (a)	Aaa/AAA	27,942,250
10,000	6.375%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (a)	Aaa/AAA	11,007,500
	Triborough Bridge & Tunnel Auth. Rev. (FGIC-TCRS),
710	5.00%, 1/1/32	NR/AAA	740,544
3,990	5.00%, 1/1/32, (Pre-refunded @ $100, 1/1/12) (a)	NR/AAA	4,287,614

PIMCO New York Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

$2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Fac. Rev.,
	Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	$2,091,260
750	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev.,
	Kendal on Hudson, 6.50%, 1/1/34	NR/NR	788,228

	Total New York Municipal Bonds & Notes (cost—$183,041,581)		196,616,325

OTHER MUNICIPAL BONDS & NOTES—6.7%
	California—3.3%
	Alameda Unified School Dist., Alameda Cnty., GO, Ser. A (FSA),
3,500	zero coupon, 8/1/24	Aaa/AAA	1,570,590
3,000	zero coupon, 8/1/25	Aaa/AAA	1,281,570
5,000	California Cnty., Tobacco Settlement Rev., zero coupon, 6/1/28	Baa3/NR	3,904,200
3,130	Covina Valley Unified School Dist., GO, zero coupon, 6/1/25, Ser. B (FGIC)	Aaa/AAA	1,321,799

			8,078,159

	Colorado—0.0%
210	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	99,288

	Puerto Rico—3.4%
5,675	Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	Baa3/BBB	5,867,723
1,500	Commonwealth Highway & Transportation Auth. Rev.,
	5.25%, 7/1/38, Ser. D (Pre-refunded @ $100, 7/1/12) (a)	Baa2/AAA	1,633,545
750	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A-	788,498

			8,289,766

	Total Other Municipal Bonds & Notes (cost—$15,269,973)		16,467,213

NEW YORK VARIABLE RATE NOTES (b)(c)(d)—10.5%
561	Liberty Dev. Corp. Rev., 15.667%, 10/1/35, Ser. 1251	NR/NR	1,070,427
5,595	Long Island Power Auth. Electric System Rev.,
	12.58%, 12/1/26, Ser. 339 (MBIA-IBC)	Aaa/NR	6,795,128
715	Mortgage Agcy. Rev., 10.095%, 10/1/27, Ser. 1199	Aa1/NR	776,547
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
1,500	8.85%, 6/15/33, Ser. 1249	Aa2/NR	1,505,700
1,250	12.145%, 6/15/32	NR/NR	1,420,700
3,750	12.645%, 6/15/34	NR/NR	4,508,400
1,950	New York City Trust for Cultural Resources Rev., 12.126%, 2/1/34 (FGIC)	NR/NR	2,349,223
2,475	State Dormitory Auth. Rev., 11.336%, 5/15/31 (AMBAC)	NR/AAA	4,005,837
1,250	State Dormitory Auth. Rev., Drivers, 9.581%, 6/1/13, Ser. 931 (Radian)	Aa3/NR	1,477,250
1,300	State Urban Dev. Corp. Rev., 9.978%, 3/15/35	NR/AAA	1,622,660

	Total New York Variable Rate Notes (cost—$23,942,487)		25,531,872

PIMCO New York Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

OTHER VARIABLE RATE NOTES (d)—0.8%
	Puerto Rico—0.8%
$1,900	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$2,024,188)	Baa3/BBB-	$2,052,665

U.S. TREASURY BILLS (e)—1.5%
3,745	3.81%-4.39%, 3/16/06 (cost—$3,738,430)		3,738,430

	Total Investments before options written (cost—$228,016,659)—100.0%		244,406,505

OPTIONS WRITTEN (f)— 0.0%
Contracts

	Call Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
110	strike price $110, expires 5/26/06		(20,625)

	Put Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
195	strike price $105, expires 5/26/06		(24,375)
110	strike price $106, expires 5/26/06		(27,500)

			(51,875)

	Total Options Written (premiums received—$104,120)		(72,500)

	Total Investments net of options written (cost—$227,912,539)—100.0%		$244,334,005

Other Investments:

(1) Futures contracts outstanding at February 28, 2006:

			Unrealized
	Notional Amount	Expiration	Appreciation
Type	(000)	Date	(Depreciation)

Long: U.S. Treasury Notes 5 yr. Futures	$233	6/30/06	$ 13,890
Short: U.S. Treasury Bond Futures	(318)	6/21/06	(183,843)

			$(169,953)

(2) Transactions in options written for the nine months ended February 28, 2006:

	Contracts	Premiums

Options outstanding, May 31, 2005	813	$677,170
Options written	1,757	508,413
Options terminated in closing transactions	(195)	(64,251)
Options expired	(1,960)	(1,017,212)

Options outstanding, February 28, 2006	415	$104,120

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).
(b)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Residual Interest Municipal Bonds ("RIBS") / Residual Interest Tax Exempt Bonds ("RITES") - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(d)	Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2006.
(e)	All or partial amount segregated as collateral for futures contracts.
(f)	Non-income producing.

Glossary:
AMBAC - insured by American Municipal Bond Assurance Corp.
FGIC - insured by Financial Guaranty Insurance Co.
FHA - insured by Federal Housing Administration
FSA - insured by Financial Security Assurance, Inc.
GNMA - insured by Government National Mortgage Association
GO - General Obligation Bond
IBC - Insurance Bond Certificate
MBIA - insured by Municipal Bond Investors Assurance
NR - Not Rated
Radian - insured by Radian Guaranty, Inc.
TCRS - Temporary Custodian Receipts

Item 2. Controls and Procedures

          (a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

          (b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

          (a) Exhibit 99.CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2006